April 28, 2003


HIGHMARK
                             The smart approach to investing.

                                                           SMALL CAP GROWTH FUND

                                                                   RETAIL SHARES

PROSPECTUS

[Graphic of Mountain Range Omitted]

[HIGHMARK FUNDS Logo omitted]

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

                                                                      PROSPECTUS

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HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of the HighMark Small Cap Growth Fund that you should know before investing. The Fund also offers a class of Shares called Fiduciary Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.

FUND PROFILE
Small Cap Growth Fund ................................    2

SHAREOWNER GUIDE  HOW TO INVEST IN THE FUND
Choosing a Share Class ...............................    5
How Sales Charges Are Calculated .....................    5
Sales Charge Reductions and Waivers ..................    6
Fees for Distribution of Shares ......................    7
Opening an Account ...................................    7
Buying Shares ........................................    8
Selling Shares .......................................    8
Exchanging Shares ....................................    9
Transaction Policies .................................   10
Dividends and Distributions ..........................   10
Taxes ................................................   10
Investor Services ....................................   11

MORE ABOUT THE FUND
Investment Management ................................   11
Financial Highlights .................................   12
Investment Practices .................................   13
Glossary of Investment Risks .........................   16

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

The HighMark Small Cap Growth Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK SMALL CAP GROWTH FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each HighMark Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio managers invest each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.

[AMPERSAND GRAPHIC OMITTED]  FUND SUMMARY

[QUOTE GRAPHIC OMITTED] INVESTMENT STRATEGY

[EXCLAMATION POINT GRAPHIC OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                    FUND?

[AT SIGN GRAPHIC OMITTED] PERFORMANCE INFORMATION

[QUESTION MARK GRAPHIC OMITTED] DID YOU KNOW?

[NUMBER SIGN GRAPHIC OMITTED] FUND INFORMATION

[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

PROSPECTUS

HIGHMARK EQUITY FUNDS
SMALL CAP GROWTH FUND
2
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[AMPERSAND SIGN GRAPHIC OMITTED] FUND SUMMARY

    INVESTMENT GOAL                  To seek long-term capital appreciation
    ----------------------------------------------------------------------------
    INVESTMENT FOCUS                 U.S. common stocks
    ----------------------------------------------------------------------------
    PRINCIPAL INVESTMENT STRATEGY    Seeks to invest in small U.S. companies
                                     offering above-average growth potential
    ----------------------------------------------------------------------------
    SHARE PRICE VOLATILITY           Moderate to High
    ----------------------------------------------------------------------------
    INVESTOR PROFILE                 Risk tolerant investors seeking
                                     long-term capital appreciation
--------------------------------------------------------------------------------

[QUOTE SIGN GRAPHIC OMITTED] INVESTMENT STRATEGY

HighMark Small Cap Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in common stocks of U.S. SMALL CAPITALIZATION COMPANIES that the portfolio managers believe offer above average growth potential.

Under normal circumstances, the Fund will invest at least 80% of its assets in SMALL CAPITALIZATION companies.

In analyzing specific companies for possible investment, the Fund's portfolio managers look for businesses that demonstrate strong increases in earnings per share and continue to strengthen their fundamental capabilities, competitive positions, product and service offerings and customer bases. The portfolio managers initiate investments opportunistically, when the stocks are particularly attractively valued, yet concentrate the Fund's holdings in companies best positioned for most rapid growth. The portfolio managers ordinarily use conservative valuation parameters, focusing on several key numbers, their historical levels and relative value to a peer universe. These numbers include price to earnings (P/E), earnings growth rates, relative P/E to growth, price to EBITDA(1), return on equity, return on assets and return on investments, among others. Quarterly earnings expectations and results are carefully followed, and the Fund's portfolio managers consider whether to sell a particular security when any of the key factors materially changes.

In addition to those described above, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 13.

(1)Earnings before interest, taxes, depreciation and amortization.

[EXCLAMATION POINT GRAPHIC OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN
                                    THIS FUND?

  Your investment in the Fund may be subject to the following risks:

  MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

  INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of small U.S. growth companies--may underperform other kinds of investments or the market as a whole.

  SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

  In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

  For more information about these risks, please see "Glossary of Investment Risks" on page 16.

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                                                                      PROSPECTUS

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[AT SIGN GRAPHIC OMITTED] PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.




                       ---------------------------------------------------------
                       [NUMBER SIGN GRAPHIC OMITTED] FUND
                                                     INFORMATION

                                CLASS        CUSIP         TICKER
                                --------------------------------------
                                Class A      431112713     NA
                                Class B      431112697     NA
                                Class C      431112689     NA
                      ----------------------------------------------------------

[QUESTION MARK GRAPHIC OMITTED] DID YOU KNOW?

        Companies are considered to have a SMALL CAPITALIZATION if their capitalization is generally within the range of those companies in the Russell 2000(R) Growth Index.

PROSPECTUS

HIGHMARK EQUITY FUNDS
SMALL CAP GROWTH FUND (CONTINUED)
4
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[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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SHAREHOLDER FEES
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                                                                                       CLASS A      CLASS B      CLASS C
                                                                                       SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*    5.50%            0%       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                0%         5.00%       1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%            0%          0%

--------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
                                                                                       CLASS A      CLASS B      CLASS C
                                                                                       SHARES       SHARES       SHARES

Investment Advisory Fees                                                                1.15%         1.15%       1.15%
Distribution (12b-1) Fees                                                               0.25%         0.75%       1.00%
Other Expenses+                                                                         0.52%         0.52%       0.27%
                                                                                        ----          ----        ----

   TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.92%         2.42%       2.42%
Fee Waivers                                                                             0.15%            0%          0%
   NET EXPENSES++                                                                       1.77%         2.42%       2.42%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges Are Calculated."

***Does not include any wire transfer fees, if applicable.

+Other expenses are based on estimated amounts for the current fiscal year.

++The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Class A Shares from exceeding 1.77% for the period beginning April 28, 2003 and ending on November 29, 2003. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.75%
         Class B Shares:   2.40%
         Class C Shares:   2.40%

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EXAMPLE
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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS
CLASS A SHARES                              $724    $1,110
CLASS B SHARES
If you do not sell your shares:             $245      $755
If you sell your shares at the
end of the period:                          $745    $1,055
CLASS C SHARES
If you do not sell your shares:             $343      $847
If you sell your shares at the
end of the period:                          $443      $847

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                                                                      PROSPECTUS

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SHAREOWNER GUIDE -
HOW TO INVEST IN THE
HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider if the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS

The Small Cap Growth Fund offers different classes of Fund Shares, each of which has different expenses and other characteristics. Three classes of Fund Shares--Classes A, B and C--are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences among the Fund's Class A, Class B and Class C Shares:

CLASS A

o Front-end sales charges, as described below.

o Distribution and service (12b-1) fees of 0.25%.

o Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:

   o Orders for Class B Shares for $250,000 or more normally should be placed as orders for Class A Shares.

   o Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

   o Orders for Class B Shares or Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.

CLASS B

o No front-end sales charge.

o Distribution and service (12b-1) fees of 0.75%.

o A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

CLASS C

o 1.00% front-end sales charge.

o Distribution and service (12b-1) fees of 1.00%. o A deferred sales charge, as described below.

o No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

FOR THE ESTIMATED EXPENSES OF EACH SHARE CLASS FOR THE CURRENT FISCAL YEAR, SEE THE FUND PROFILE EARLIER IN THIS PROSPECTUS.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B AND CLASS C SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM.

FOR INSTITUTIONAL INVESTORS ONLY: THE FUND ALSO OFFERS FIDUCIARY CLASS SHARES WHICH HAS ITS OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

FOR PURCHASES OF $1 MILLION OR GREATER, THE SALES CHARGE FOR CLASS A SHARES IS WAIVED. AS A RESULT, IF YOU ARE MAKING AN INITIAL INVESTMENT OF $1 MILLION OR MORE, THE LOWER OPERATING EXPENSES OF CLASS A SHARES MAY MAKE THEM A BETTER CHOICE FOR YOU THAN CLASS B OR CLASS C SHARES.

HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES: FRONT-END SALES CHARGE
SMALL CAP GROWTH FUND

                                 AS A              AS A
                             PERCENTAGE OF     PERCENTAGE OF
YOUR INVESTMENT             OFFERING PRICE    YOUR INVESTMENT
0 - $49,999                      5.50%             5.82%
$50,000 - $99,999                4.50%             4.71%
$100,000 - $249,999              3.75%             3.90%
$250,000 - $499,999              2.50%             2.56%
$500,000 - $999,999              2.00%             2.04%
$1,000,000 and Over              0.00%*            0.00%

*If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%.

CLASS B AND CLASS C SHARES:
CONTINGENT DEFERRED SALES CHARGE

Class B Shares are available at their net asset value per share, without any initial sales charge. Front-end sales charges for Class C Shares are as follows:

                        AS A                    AS A
                   PERCENTAGE OF           PERCENTAGE OF
                  OFFERING PRICE          YOUR INVESTMENT
                      1.00%                   1.01%

If you sell Class B Shares within six years of buying them or Class C Shares within one year of buying them, you must pay what is known as a "contingent deferred sales charge" (CDSC). As the tables below show, the CDSC declines over time and is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

PROSPECTUS

HIGHMARK FUNDS
6
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THE CDSCS ARE AS FOLLOWS:
CLASS B SHARES

IF SOLD WITHIN                CDSC ON SHARES BEING SOLD
1st year                      5.00%
2nd year                      4.00%
3rd or 4th year               3.00%
5th year                      2.00%
6th year                      1.00%
7th and 8th year              0%

CLASS C SHARES

IF SOLD WITHIN                CDSC ON SHARES BEING SOLD
1st year                      1.00%
After 1st year                0%

Class B Shares will automatically convert to Class A Shares after eight years. Class C Shares do not convert to Class A Shares.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

CLASS C SHARES

The Distributor pays a commission equal to 1% of your purchase to your broker or financial institution. The Distributor receives any CDSC imposed when you sell your Class C Shares.

REPURCHASE OF CLASS A SHARES

You may purchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire Shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

o RIGHT OF ACCUMULATION PRIVILEGE: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation.

o COMBINATION PRIVILEGE: You may combine your investment in Class A Shares of several HighMark Funds sold subject to a comparable sales charge to qualify for the reduced sales charge.

o LETTER OF INTENT: If you plan to invest in Class A Shares of a HighMark Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of 5% of the total amount and inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make additional investments in another HighMark Fund.

REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR TO FIND OUT HOW TO QUALIFY, OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

(1) Through reinvestment of dividend and capital gain distributions.

(2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf.

(3) By state and local governments.

(4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

(6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

(7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment

                                                                      PROSPECTUS

                                                                               7
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    decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

(8) By individuals who purchase Shares with redemption proceeds (but only to the extent of such redemption proceeds) from another mutual fund (other than HighMark Funds) within 30 days of such redemption, provided that, the individuals paid a sales charge on the original Shares redeemed. If you believe you qualify for this exemption, you must notify us at the time you purchase Class A Shares and provide us with evidence such as a confirmation of your Share redemption.

(9) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

(10)By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(11)By sponsors of a unit investment trust (UIT) who are buying Class A Shares of HighMark Growth Fund for deposit into the UIT. This exception may also apply to you if you hold a UIT and invest distributions you receive from it in Class A Shares of the HighMark Growth Fund.

(12)By current or retired trustees of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies and of Sub-Advisers to the HighMark Funds.

(13)By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

(14)By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1998 and August 31, 1998. Such individuals may make future purchases of Class A Shares at no sales charge.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER, CONTACT THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS). FOR CATEGORIES 2 THROUGH 12 AND 14 ABOVE, YOU MUST NOTIFY THE DISTRIBUTOR AT THE TIME YOU BUY THE SHARES THAT YOUR PURCHASE QUALIFIES FOR A SALES CHARGE WAIVER.

CLASS C FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class C Shares bought:
(1) In connection with purchases from a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 403(b) of the Code, or eligible government retirement plan including a 457 plan, even more than one beneficiary or participant is involved.

(2) Through reinvestment of dividend and capital gain distributions.

CDSC WAIVERS: You may qualify for a CDSC waiver if:
o  you are selling Shares as part of a systematic withdrawal plan.
o  you are taking certain distributions from a retirement plan.
o  the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

                      PERCENTAGE OF AVERAGE
SHARE CLASS             DAILY NET ASSETS
Class A                         0.25%
Class B                         0.75%
Class C                         1.00%

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could, over time, end up paying more in expenses than if they had paid a sales charge on their initial investment.

OPENING AN ACCOUNT

1. Read this prospectus carefully.
2. Determine how much money you want to invest.
   The minimum investments for the HighMark Funds are as follows:
   o  INITIAL PURCHASE:       $1,000
                              $250 for current and retired trustees of HighMark
                              Funds and directors, officers and employees
                              (as well as their spouses and children under
                              the age of 21) of Union Bank of California, N.A.,
                              SEI Investments Distribution Co. and their
                              affiliates.
   o  ADDITIONAL PURCHASES:   $100

    We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans.

PROSPECTUS

HIGHMARK FUNDS
8
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3.  Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.


WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

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BY CHECK
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OPENING AN ACCOUNT

o Make out a check for the investment amount, payable to "HighMark Funds."

o Deliver the check and your completed application to your financial representative, or mail them to our transfer agent (see address below).

ADDING TO AN ACCOUNT

o Make out a check for the investment amount, payable to "HighMark Funds."

o Include a note specifying the Fund name, your Share Class, your account number and the name(s) in which the account is registered.

o Deliver the check and your note to your financial representative, or mail them to our transfer agent (address below).

All purchases made by check should be in U.S. dollars.

Third party checks, credit card checks, money orders or cash will not be accepted.
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BY EXCHANGE
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OPENING AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

ADDING TO AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.
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BY WIRE
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OPENING AN ACCOUNT

o Deliver your completed application to your financial representative, or mail it to the transfer agent (address below).

o Obtain your Fund account number by calling your financial representative or our transfer agent.

o Instruct your bank to wire the amount of your investment to:
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02101
  ABA# 011000028
  DDA# 9905-194-8

Specify the Fund name, your choice of Share Class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

o Call our transfer agent before wiring any funds.

o Instruct your bank to wire the amount of your investment to:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02101
  ABA# 011000028
  DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.
--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

--------------------------------------------------------------------------------
BY LETTER
--------------------------------------------------------------------------------
DESIGNED FOR

o  Accounts of any type.

o  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Write a letter indicating the Fund name, your Share Class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

o Include all signatures and any guarantees that may be required (see next page).

o Mail the materials to our transfer agent.

o We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

                                                                      PROSPECTUS

                                                                               9
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
DESIGNED FOR

o  Accounts of any type.

o  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 A.M. and 8:00 P.M. Eastern Time on most business days.
--------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
--------------------------------------------------------------------------------
DESIGNED FOR

o Requests by letter to sell at least $500 (accounts of any type).

o Requests by phone to sell at least $500 (accounts of any type).

TO SELL SOME OR ALL OF YOUR SHARES

o We will wire amounts of $500 or more on the next business day after we receive your request.

o Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
DESIGNED FOR

o  Accounts of any type.

o  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

o Call HighMark Funds or your financial representative to request an exchange.
--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
DESIGNED FOR

o Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES

o Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o you are selling more than $5,000 worth of Shares.

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell Shares within a fairly short period of time. Before the Fund will exercise its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A, Class B or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

o Are qualified to invest in the new Fund.

o Satisfy the initial and additional investment minimums for the new Fund.

o Invest in the same share class in the new Fund as you did in the previous
  Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging plus any applicable sales charge.

CLASS A SHARES. If you want to exchange Class A Shares of one HighMark Fund for those of another Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A

PROSPECTUS

HIGHMARK FUNDS
10
--------------------------------------------------------------------------------

Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund, you may, within a 12-month period, exchange your Class A Money Market Fund Shares for those of another HighMark Fund without paying any additional sales charge. To receive a reduced sales charge when exchanging into a Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS B SHARES. To calculate the Class B Shares' eight-year conversion period or contingent deferred sales charge payable upon redemption, we combine the period you held Class B Shares of the "old" Fund with the period you held Class B Shares of the "new" Fund.

TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value is calculated according to the following formula:

   (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

   (divide)  Total number of the Fund's Shares outstanding

       =     Fund's net asset value

We determine the net asset value (NAV) of the Fund as of the close of regular trading on the New York Stock Exchange, normally 1:00 p.m. Pacific Time (4:00 p.m. Eastern Time), every business day, based on the current market price of the Fund's securities. If that is not available, we value securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. Although we use the same method to determine the NAV of Class A, Class B and Class C Shares, the NAV of the Fund's Class B and Class C Shares may be lower than that of its Class A Shares because Class B and Class C Shares have higher distribution expenses. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, you pay the net asset value next determined after we receive your order, plus any applicable sales charges. When you sell Shares, you receive the net asset value next determined after we receive your order, minus any applicable deferred sales charges.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

 o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

 o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received payment.

 o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.

DIVIDENDS AND
DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. The Fund declares and pays income dividends monthly. The Fund distributes any net capital gains it has realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class B and Class C Shares, because Class B Shares and Class C Shares have higher distribution fees.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change

                                                                      PROSPECTUS

                                                                              11
--------------------------------------------------------------------------------
frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND
DISTRIBUTIONS

o FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from the Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

o "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

o REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN* (AIP): AIP allows you to make regular investments in the Fund through automatic deductions from your checking account. The monthly minimum per Fund is $100.** AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*Any Shareholders who have established an Automatic Investment Plan on or before November 30, 1999, and have elected automatic deductions from their checking or savings accounts, may be eligible for a reduced sales charge. For further information about the reduced sales charge, see the Statement of Additional Information.

**There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

o Have at least $5,000 in your HighMark Fund(s) account.

o Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund normally pays, your withdrawals may, over time, deplete your original investmentor exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your Fund may also contribute to the depletion of your principal.

CLASS A SHAREHOLDERS SHOULD NOTE THE FOLLOWING:
If you are currently making additional purchases of HighMark Shares that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

CLASS B SHAREHOLDERS SHOULD ALSO NOTE THE FOLLOWING:
If you expect to withdraw more than 10% of your account's current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size. To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our transfer agent (a signature guarantee may be required).

MORE ABOUT
HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. For these services, HighMark Capital Management receives a fee from the Fund, paid monthly, at the annual rate of 1.15% of the Fund's average daily net assets.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2002, UnionBanCal Corporation and its subsidiaries had

PROSPECTUS
HIGHMARK FUNDS

12
--------------------------------------------------------------------------------

approximately $37.6 billion in consolidated assets. As of the same date, HighMark Capital Management, had over $17.5 billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

SUB-ADVISER

Chartwell Investment Partners L.P. ("Chartwell") serves as the sub-adviser to the Small Cap Growth Fund. Under an investment sub-advisory agreement between Chartwell and HighMark Capital Management, Chartwell makes day-to-day investment decisions regarding the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds. Chartwell is paid a fee for its services by HighMark Management.

Founded in 1997, Chartwell is an employee-owned firm focused on institutional and sub-advisory investment management. Chartwell is a quality-based equity and fixed income manager with a disciplined, team-oriented investment process. As of September 30, 2002, Chartwell had approximately $4.2 billion in assets under management.

PORTFOLIO MANAGERS

All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

Financial information for the Retail Shares of the Small Cap Growth Fund is not presented because Shares of the Small Cap Growth Fund were not offered prior to the date of this Prospectus.

                                                                      PROSPECTUS

                                                                              13
--------------------------------------------------------------------------------

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Fund may invest.

INSTRUMENT                                                           RISK TYPE
------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are                        Market
foreign Shares of a company held by a U.S. bank                      Political
that issues a receipt evidencing ownership. ADRs                     Foreign Investment
pay dividends in U.S. dollars.
------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts               Credit
drawn on and accepted by a commercial bank. They generally           Liquidity
have maturities of six months or less.                               Market
------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the              Management
right to buy, and obligates the seller of the option to              Liquidity
sell, a security at a specified price. A put option gives            Credit
the buyer the right to sell, and obligates the seller of the         Market
option to buy, a security at a specified price. The                  Leverage
Funds will sell only covered call options.
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments                      Market
with a stated maturity.                                              Credit
                                                                     Liquidity
------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term pro-              Credit
missory notes issued by corporations and other entities. Their       Liquidity
maturities generally vary from a few days to nine months.            Market
------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                      Market
------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that                Market
convert to common stock.                                             Credit
------------------------------------------------------------------------------------------
DEMAND FEATURES: Securities that are subject to puts and             Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed period          Management
of time following demand by a Fund.
------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from                 Management
an underlying contract, index or security, or any                    Market
combination thereof, including futures, options                      Credit
(e.g., put and calls), options on futures, swap                      Liquidity
agreements, and some mortgage-backed securities.                     Leverage
                                                                     Hedging
------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for                Management
the future sale and purchase of a specific amount of a               Market
specific security, class of securities, or index at a                Credit
specified time in the future and at a specified price.               Liquidity
The aggregate value of options on securities (long puts              Leverage
and calls) will not exceed 10% of a HighMark Equity Fund's
net assets at the time it purchases the options. Each Equity
Fund will limit obligations under futures, options on
futures, and options on securities to no more than 25%
------------------------------------------------------------------------------------------

PROSPECTUS

HIGHMARK FUNDS
14
--------------------------------------------------------------------------------

INSTRUMENT                                                           RISK TYPE
--------------------------------------------------------------------------------
of the Fund's assets. The HighMark Fixed Income Funds may
invest in futures and options on futures for the purpose
of achieving their objectives and for adjusting their
portfolio's duration. Each of these Funds will limit their
obligations under futures contracts and related options
to no more than 10% of its assets.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be            Liquidity
sold within seven business days at the value the Fund                Market
has estimated for them. Each Fund may invest up to
15% of its net assets in illiquid securities.
--------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities such as               Market
Standard & Poor's Depository Receipts ("SPDRs")
and NASDAQ-100 Index Tracking Stock ("NASDAQ
100s"), represent ownership in a long-term unit investment
trust that holds a portfolio of common stocks designed to
track the price performance and dividend yield of an index,
such as the S&P 500 Index or the NASDAQ-100 Index. Index-
based securities entitle a holder to receive proportionate
quarterly cash distributions corresponding to the dividends
that accrue to the index stocks in the underlying
portfolio, less trust expenses.
--------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                  Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. A Fund
may not, however, own more than 3% of the securities of
any one registered investment company or invest more than
10% of its assets in the Shares of other registered investment companies. As a shareholder of an investment company, a
Fund will indirectly bear investment management fees of
that investment company, which are in addition to the
management fees the Fund pays its own adviser.
--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                     Market
dollar-denominated debt securities with remaining                    Credit
maturities of one year or less. These may include
short-term U.S. government obligations, commercial
paper and other short-term corporate obligations,
repurchase agreements collateralized with U.S.
government securities, certificates of deposit,
bankers' acceptances, and other financial institution
obligations. These securities may carry fixed or
variable interest rates.
--------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay               Market
dividends at a specified rate and take precedence over
common stock in the payment of dividends or in the event
of liquidation Preferred stock generally does not carry
voting rights.
--------------------------------------------------------------------------------

                                                                      PROSPECTUS

                                                                              15
--------------------------------------------------------------------------------

INSTRUMENT                                                           RISK TYPE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security                    Market
and the simultaneous commitment to return the                        Leverage
security to the seller at an agreed upon price on an agreed
upon date. This is treated as a loan.
--------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                Market
and the simultaneous commitment to buy the security back             Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.
--------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the           Liquidity
Securities Act of 1933, such as privately placed commercial          Market
paper and Rule 144A securities.
--------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the              Market
Fund's total assets. In return the Fund will receive                 Leverage
cash, other securities and/or letters of credit.                     Liquidity
                                                                     Credit
--------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a                   Liquidity
bank in exchange for a deposit of money.                             Credit
                                                                     Market
--------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment            Market
growth receipts, and certificates of accrual of Treasury
securities.
--------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle,                Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that purchases
a fixed portfolio of income-producing securities, such
as corporate, municipal, or government bonds,
mortgage-backed securities, or preferred stock. Unit
holders receive an undivided interest in both the principal
and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities
remains fixed until all the securities mature and unit
holders have recovered their principal.
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 Market
by agencies and instrumentalities of the U.S. government.            Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                      Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.
--------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a         Market
proportionate amount of common stock at a specified price.           Credit
Warrants are typically issued with preferred stock and bonds.
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                      Market
A purchase of, or contract to purchase, securities at a fixed        Leverage
price for delivery at a future date. The portfolio managers          Liquidity
of each Fund expect that commitments to enter into forward           Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.
--------------------------------------------------------------------------------

PROSPECTUS

HIGHMARK FUNDS
16
--------------------------------------------------------------------------------

GLOSSARY OF
INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in the Fund?" in the Fund profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund's hedging transactions will be effective.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of the Fund.

MANAGEMENT RISK. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. Because the Fund concentrates on small companies, its performance may be more volatile than that of a Fund that invests primarily in larger companies.

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94111

SUB-ADVISER
CHARTWELL INVESTMENT PARTNERS L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312-2412

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94111

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
DELOITTE & TOUCHE LLP
50 Fremont Street
San Francisco, CA 94105-2230

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
         SEI Investments Distribution Co.
         1 Freedom Valley Drive
         Oaks, PA 19456

BY INTERNET:  www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).
You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.




HIGHMARK

[Graphic of Mountain Range Omitted]

[HIGHMARK FUNDS Logo omitted]

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM

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